Loss per share (EPS) (Tables)	6 Months Ended
Jun. 30, 2026
Loss per share (EPS)
Schedule of existing preferred shares were converted into common shares and then a share split

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
As at June 30, after conversion and share split
Outstanding common shares at period-end	100,072,815	37,435,640	100,072,815	37,435,640
Weighted average number of common shares outstanding	57,012,745	37,431,255	50,125,593	37,429,260
Potential number of shares resulting from the exercise of outstanding warrants	358,267	2,797,941	358,267	2,797,941
Potential number of shares resulting from conversion of the bond	13,723,765	—	13,723,765	—

Schedule of basic and diluted earnings per shares based on weighted average number of shares outstanding after conversion and share split

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Loss of year attributable to equity holders (in EUR)	(32,964,000)	(20,607,000)	(48,910,000)	(42,991,000)
Weighted average number of common shares outstanding (in units)	57,012,745	37,431,255	50,125,593	37,429,260
Basic earnings per share in EUR (EUR/unit)	(0.578)	(0.551)	(0.976)	(1.149)
Diluted earnings per share in EUR (EUR/unit)	(0.578)	(0.551)	(0.976)	(1.149)